Related Parties - Summary of Executive Team and Director Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Short-term employee benefits – salaries and wages	$ 943	$ 851	$ 3,057	$ 2,349
Long-term employee benefits – share-based payment	4,144	3,676	13,377	11,334
Key management compensation	$ 5,087	$ 4,526	$ 16,434	$ 13,682